INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 490.1	$ 310.3
Canadian statutory tax rate (%)	26.50%	26.50%
Expected income tax expense (recovery)	$ 129.9	$ 82.2
Impact of higher foreign tax rates	28.8	42.2
Impact of change in enacted tax rates	2.8	6.3
Permanent differences	28.1	(63.2)
Change in recognition of deferred tax assets	53.4	(20.6)
Foreign exchange and other translation amounts	(3.4)	(11.0)
True-up of tax provisions in respect of prior years	(1.1)	4.5
Withholding taxes	8.4	6.7
Mining taxes on profit	28.9	29.1
Planned distribution of foreign earnings of the company	10.1	9.0
Other	0.6	(0.5)
Net income tax expense	286.5	84.7
Income tax expense (recovery) is represented by:
Current income tax expense	116.2	95.0
Deferred income tax expense (recovery)	170.3	(10.3)
Net income tax expense	$ 286.5	$ 84.7